Property and Equipment (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017
Spending on planned facility, description		The Company believes it will need to expend approximately $10,000,000 to $15,000,000 more to open its first Theme Park
Depreciation expense		$ 21,000
Theme Park [Member]
Payments to acquire planned facility		$ 454,000	$ 250,000